Basis of preparation and significant accounting policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total assets		$ 2,715,152,000,000		$ 2,558,124,000,000		$ 2,521,771,000,000
Financial liabilities		2,409,361,000,000		2,260,288,000,000
Total equity		$ 192,668,000,000		194,249,000,000	$ 196,224,000,000	197,871,000,000	$ 182,578,000,000
Lease term, planning horizon		5 years
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total assets			$ 5,000,000,000
Financial liabilities			5,000,000,000
Assets (liabilities)			0
Retained earnings
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total equity	[1],[2]	$ 136,679,000,000		$ 138,191,000,000	$ 139,414,000,000	$ 139,999,000,000	$ 136,795,000,000
Retained earnings | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total equity			$ 0
Retail Overdrafts And Credit Cards [Member] | Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected Credit Loss Measurement Period		2 years
Retail Overdrafts And Credit Cards [Member] | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected Credit Loss Measurement Period		6 years

[1]	At 31 December 2019, retained earnings included 432,108,782 treasury shares (2018: 379,926,645; 2017: 360,590,019). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[2]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.